UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

General Government

Securities Money

Market Fund

SEMIANNUAL REPORT May 31, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

General Government Securities
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. While yields of longer term bonds climbed in response to these developments, yields of money market instruments remained anchored by the Fed’s historically low target for the overnight federal funds rate.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, General Government Securities Money Market Fund’s Class A shares produced an annualized yield of 0.00%, and its Class B shares produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Yields of money market instruments remained near zero percent throughout the reporting period as short-term interest rates were unchanged despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements).The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Gradual U.S. Economic Recovery Continued

The reporting period began in the wake of improving economic sentiment after the unemployment rate had dropped to 7.9% and the Federal Reserve Board (the “Fed”) had embarked on a third round of quantitative easing involving monthly purchases of $40 billion of mortgage-backed securities over an indefinite period. In addition, in the weeks prior to the start of the reporting period, the Fed had extended its commitment to maintaining the overnight federal funds rate in a historically low range between 0% and 0.25% through mid-2015.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The U.S. economy in December 2012 saw more positive economic news with the addition of 164,000 jobs, a 7.8% unemployment rate, and a mild rebound in manufacturing activity.Yet, consumer confidence declined somewhat, and retailers reported relatively sluggish sales during the holiday season. Still, many analysts were surprised when the economic growth rate slid to a disappointing 0.4% annualized rate during the fourth quarter of 2012. The sluggish growth rate was attributed mainly to reductions in federal spending and uncertainty surrounding automatic spending cuts and tax hikes scheduled for the start of 2013. Other indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity.

Data from January 2013 also portrayed a sluggish economic recovery, as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%. Matters improved in February, when the unemployment rate fell to 7.7% and 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. Both the manufacturing and services sectors posted gains in March, helping the U.S. economy achieve a more respectable 2.4% annualized growth rate for the first quarter of 2013.

The gradual U.S. economic recovery continued in April when the private sector added 176,000 jobs, while the unemployment rate fell to a multi-year low of 7.5% as some discouraged workers left the labor force.Yet, the service and manufacturing sectors continued to expand. Economic sentiment appeared to change dramatically in May after remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal that the Fed would begin to curtail its ongoing quantitative easing program sooner than many had expected. However, expectations of a less accommodative monetary policy seemed to be at odds with a decline in U.S. manufacturing activity, an increase in the unemployment rate to 7.6%, and subdued inflation during the month. Equity investors nonetheless signaled optimism about the future as several broad indices of stock market performance reached new record highs in May.

No Changes Expected for Short-Term Rates

Despite evidence of a gradually recovering U.S. economy, short-term interest rates and money market yields remained near zero percent throughout the reporting period. Moreover, yield differences along the money market’s maturity spectrum stayed relatively narrow. Therefore, as we have for some time, we maintained the fund’s weighted average maturity in a position we considered to be roughly in line with market averages.

Although many analysts are anticipating a tapering off of the Fed’s quantitative easing program later this year, we have seen no evidence as of the reporting period’s end that monetary policymakers are prepared to raise short-term interest rates anytime soon. Consequently, we intend to keep the fund’s focus on quality and liquidity.

June 17, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$.75	$.75
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$.76	$.76
Ending value (after expenses)	$1,024.18	$1,024.18

† Expenses are equal to the fund’s annualized expense ratio of .15% for Class A shares and .15% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—31.0%	Purchase (%)	Amount ($)		Value ($)
Federal Home Loan Bank:
6/3/13	0.13	34,975,000	a	34,979,862
6/3/13	0.15	50,000,000	a	50,000,000
6/3/13	0.21	50,000,000	a	49,989,100
7/24/13	0.05	36,000,000		35,997,350
8/9/13	0.13	63,450,000		63,434,799
11/6/13	0.10	51,700,000		51,677,877
Federal Home Loan Mortgage Corp.:
8/13/13	0.17	25,000,000	b	24,991,382
2/27/14	0.12	50,000,000	b	49,954,833
Total U.S. Government Agencies
(cost $361,025,203)				361,025,203

U.S. Treasury Notes—15.0%
10/15/13	0.14	50,000,000		50,067,005
11/30/13	0.11	75,000,000		75,049,584
12/15/13	0.15	50,000,000		50,158,691
Total U.S. Treasury Notes
(cost $175,275,280)				175,275,280

Repurchase Agreements—53.9%
Barclays Capital, Inc.
dated 5/31/13, due 6/3/13 in the amount of $69,000,345
(fully collateralized by$69,000,000
U.S. Treasury Strips, due 10/15/13-8/15/42,
value $70,380,004)	0.06	69,000,000		69,000,000
Credit Agricole CIB
dated 5/31/13, due 6/3/13 in the amount
of $165,000,825 (fully collateralized by
$39,960,400 U.S. Treasury Inflation Protected
Securities, 2%, due 7/15/14, value $51,439,813and
$116,623,300 U.S. Treasury Notes, 0.38%,
due 4/15/15, value $116,860,198)	0.06	165,000,000		165,000,000
Deutsche Bank Securities Inc.
dated 5/31/13, due 6/3/13 in the amount
of $260,001,300 (fully collateralized by
$255,768,600 U.S. Treasury Notes, 1.75%,
due 5/31/16, value $265,200,067)	0.06	260,000,000		260,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
Goldman, Sachs & Co.
dated 5/31/13, due 6/3/13 in the amount
of $75,000,500 (fully collateralized by
$45,290,000 Federal Home Loan Mortgage
Corp., 4%, due 4/1/42, value $36,979,801
and $41,375,412 Federal National Mortgage
Association, 3%-4%, due 8/1/32-2/1/43,
value $39,520,200)	0.08	75,000,000	75,000,000
HSBC USA Inc.
dated 5/31/13, due 6/3/13 in the amount
of $50,000,208 (fully collateralized by
$50,570,000 U.S. Treasury Notes, 1%,
due 5/15/14, value $51,003,123)	0.05	50,000,000	50,000,000
Merrill Lynch & Co. Inc.
dated 5/31/13, due 6/3/13 in the amount of
$10,000,050 (fully collateralized by $8,388,800
U.S. Treasury Inflation Protected Securities,
1.25%, due 7/15/20, value $10,200,099)	0.06	10,000,000	10,000,000
Total Repurchase Agreements
(cost $629,000,000)			629,000,000

Total Investments (cost $1,165,300,483)		99.9%	1,165,300,483

Cash and Receivables (Net)		.1%	1,090,161

Net Assets		100.0%	1,166,390,644

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	53.9	U.S. Treasury Notes	15.0
U.S. Government Agencies	31.0		99.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including repurchase agreements
of $629,000,000)—Note 1(b)	1,165,300,483	1,165,300,483
Cash		934,667
Interest receivable		220,131
Prepaid expenses		104,828
		1,166,560,109
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		102,877
Accrued expenses		66,588
		169,465
Net Assets ($)		1,166,390,644
Composition of Net Assets ($):
Paid-in capital		1,166,459,202
Accumulated net realized gain (loss) on investments		(68,558)
Net Assets ($)		1,166,390,644

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	51,595,122	1,114,795,522
Shares Outstanding	51,600,105	1,114,874,863
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	1,050,989
Expenses:
Management fee—Note 2(a)	3,492,225
Shareholder servicing costs—Note 1 and Note 2(c)	1,987,906
Distribution fees, service and prospectus fees—Note 2(b)	1,430,323
Custodian fees—Note 2(c)	50,463
Registration fees	39,580
Directors’ fees and expenses—Note 2(d)	27,755
Shareholders’ reports	19,398
Professional fees	12,061
Miscellaneous	18,305
Total Expenses	7,078,016
Less—reduction in expenses due to undertaking—Note 2(a)	(5,999,322)
Less—reduction in shareholder servicing costs
due to earnings credits—Note 2(c)	(27,470)
Less—reduction in fees due to earnings credits—Note 2(c)	(475)
Net Expenses	1,050,749
Investment Income—Net, representing net increase
in net assets resulting from operations	240

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	240	603
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(11)	(50)
Class B Shares	(229)	(553)
Total Dividends	(240)	(603)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	124,739,899	410,627,383
Class B Shares	1,382,818,468	2,982,445,450
Dividends reinvested:
Class A Shares	10	50
Class B Shares	222	553
Cost of shares redeemed:
Class A Shares	(250,629,744)	(440,524,467)
Class B Shares	(1,792,206,686)	(3,023,389,584)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(535,277,831)	(70,840,615)
Total Increase (Decrease) in Net Assets	(535,277,831)	(70,840,615)
Net Assets ($):
Beginning of Period	1,701,668,475	1,772,509,090
End of Period	1,166,390,644	1,701,668,475

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2013				Year Ended November 30,
Class A Shares	(Unaudited)		2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.020
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a] (.000)[a]				(.000)[a]		(.000)[a]		(.020)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.04		2.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79	[c]	.76		.79		.82		.81		.81
Ratio of net expenses
to average net assets	.15	[c]	.15		.12		.25		.52		.81
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.04		1.84
Net Assets, end of period
($ x 1,000)	51,595 177,485				207,382		71,370		95,080		121,137

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

Six Months Ended
	May 31, 2013				Year Ended November 30,
Class B Shares	(Unaudited)		2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.018
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.018)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.01		1.79
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.03	[c]	1.03		1.04		1.04		1.05		1.04
Ratio of net expenses
to average net assets	.15	[c]	.15		.14		.25		.56		1.02
Ratio of net investment
income to average
net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.01		1.67
Net Assets, end of period
($ x 1,000)	1,114,796		1,524,184 1,565,127 1,486,561 1,701,151 2,172,308

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 11 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (5 billion shares authorized) and Class B (6 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2013, sub-accounting service fees amounted to $324,488 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,165,300,483
Level 3—Significant Unobservable Inputs	—
Total	1,165,300,483
† See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $68,558 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2012. If not applied, the carryover expires in fiscal year 2013.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2013, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1 1 / 2 % the value of the fund’s average daily net assets, the fund may deduct from payments to be made of to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2013, there was no reduction in expenses pursuant to the Agreement.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $312,788 for Class A and $5,686,534 for Class B shares during the period ended May 31, 2013.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Service Plan with respect to Class A (the “Service Plan’), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing Class A shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2013, Class A shares were charged $100,957 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2013, Class B shares were charged $1,329,366 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2013, Class A shares were charged $17,539 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2012 through May 31, 2013, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2013, Class B shares were charged $1,622,443 pursuant to the Class B Shareholder Services Plan, of which $27,470 was reimbursed by the Manager.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $21,757 for transfer agency services and $723 for cash management services. Cash management fees were partially offset by earnings credits of $121.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $50,463 pursuant to the custody agreement.These fees were partially offset by earnings credits of $353.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended May 31, 2013, the fund was charged $469 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $497,984, Distribution Plan fees $199,213, Shareholder Services Plan fees $288,810, custodian fees $25,467, Chief Compliance Officer fees $3,830 and transfer agency fees $9,270, which are offset against an expense reimbursement currently in effect in the amount of $921,697.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

General

Treasury Prime

Money Market Fund

SEMIANNUAL REPORT May 31, 2013

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

General Treasury Prime
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury Prime Money Market Fund, covering the six-month period from December 1, 2012, through May 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economic recovery gained traction over the reporting period, but remained slower than historical norms. On one hand, the expansion has been fueled by gradually falling unemployment, recovering housing markets, rapid growth in domestic oil and gas production, and, perhaps most significant, the aggressively stimulative monetary policy of the Federal Reserve Board (the “Fed”). On the other hand, several factors have weighed on the nation’s economic growth rate, including relatively sluggish demand for exports to Europe and the emerging markets, higher tax rates for some Americans, and more restrictive fiscal policies stemming from sequestration. While yields of longer term bonds climbed in response to these developments, yields of money market instruments remained anchored by the Fed’s historically low target for the overnight federal funds rate.

In our analysis, real GDP growth seems poised to accelerate modestly over the remainder of 2013. In fact, we expect the relatively mild economic expansion to remain intact domestically and globally over the next several years. The moderate pace of the recovery implies that the risks of consumer price inflation are limited, making it unlikely that the Fed will adopt expansion-threatening, restrictive policies anytime soon. As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 17, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2012, through May 31, 2013, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2013, General Treasury Prime Money Market Fund’s Class A shares produced an annualized yield of 0.00%, and its Class B shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Yields of short-term U.S.Treasury obligations remained near zero percent throughout the reporting period as short-term interest rates were unchanged despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its assets in U.S.Treasury securities.

Gradual U.S. Economic Recovery Continued

The reporting period began in the wake of improving economic sentiment after the unemployment rate had dropped to 7.9% and the Federal Reserve Board (the “Fed”) had embarked on a third round of quantitative easing involving monthly purchases of $40 billion of mortgage-backed securities over an indefinite period. In addition, in the weeks prior to the start of the reporting period, the Fed had extended its commitment to maintaining the overnight federal funds rate in a historically low range between 0% and 0.25% through mid-2015.

The U.S. economy in December 2012 saw more positive economic news with the addition of 164,000 jobs, a 7.8% unemployment rate, and a mild rebound in manufacturing activity.Yet, consumer confidence declined somewhat, and retailers

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

reported relatively sluggish sales during the holiday season. Still, many analysts were surprised when the economic growth rate slid to a disappointing 0.4% annualized rate during the fourth quarter of 2012. The sluggish growth rate was attributed mainly to reductions in federal spending and uncertainty surrounding automatic spending cuts and tax hikes scheduled for the start of 2013. Other indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity.

Data from January 2013 also portrayed a sluggish economic recovery, as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%. Matters improved in February, when the unemployment rate fell to 7.7% and 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. Both the manufacturing and services sectors posted gains in March, helping the U.S. economy achieve a more respectable 2.4% annualized growth rate for the first quarter of 2013.

The gradual U.S. economic recovery continued in April when the private sector added 176,000 jobs, while the unemployment rate fell to a multi-year low of 7.5% as some discouraged workers left the labor force.Yet, the service and manufacturing sectors continued to expand. Economic sentiment appeared to change dramatically in May after remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal that the Fed would begin to curtail its ongoing quantitative easing program sooner than many had expected. However, expectations of a less accommodative monetary policy seemed to be at odds with a decline in U.S. manufacturing activity, an increase in the unemployment rate to 7.6%, and subdued inflation during the month. Equity investors nonetheless signaled optimism about the future as several broad indices of stock market performance reached new record highs in May.

4

No Changes Expected for Short-Term Rates

Despite evidence of a gradually recovering U.S. economy, short-term interest rates and yields of U.S.Treasury bills remained near zero percent throughout the reporting period. Moreover, yield differences along the market’s maturity spectrum stayed relatively narrow. Therefore, as we have for some time, we maintained the fund’s weighted average maturity in a position we considered to be roughly in line with market averages.

Although many analysts are anticipating a tapering off of the Fed’s quantitative easing program, we have seen no evidence as of the reporting period’s end that monetary policymakers are prepared to raise short-term interest rates anytime soon. Consequently, we intend to keep the fund’s focus on liquidity.

June 17, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Prime Money Market Fund from December 1, 2012 to May 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$.45	$.45
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2013

	Class A	Class B
Expenses paid per $1,000†	$.45	$.45
Ending value (after expenses)	$1,024.48	$1,024.48

† Expenses are equal to the fund’s annualized expense ratio of .09% for Class A and .09% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2013 (Unaudited)

		Annualized
		Yield on
		Date of	Principal
U.S. Treasury Bills—84.3%		Purchase (%)	Amount ($)	Value ($)
6/6/13		0.01	302,000,000	301,999,790
6/13/13		0.08	59,000,000	58,998,514
6/20/13		0.05	170,000,000	169,995,171
6/27/13		0.05	350,000,000	349,987,542
7/11/13		0.07	249,000,000	248,981,325
7/18/13		0.04	115,000,000	114,994,713
7/25/13		0.10	100,000,000	99,985,000
8/8/13		0.05	150,000,000	149,985,125
8/15/13		0.03	20,000,000	19,998,958
8/22/13		0.04	5,000,000	4,999,544
8/29/13		0.03	180,000,000	179,986,650
9/12/13		0.11	75,000,000	74,976,753
9/19/13		0.11	50,000,000	49,983,194
10/3/13		0.09	30,000,000	29,990,442
10/17/13		0.06	13,000,000	12,997,010
Total U.S. Treasury Bills
(cost $1,867,859,731)				1,867,859,731

U.S. Treasury Notes—15.6%
6/30/13		0.03	2,000,000	2,005,363
6/30/13		0.05	50,000,000	50,013,232
7/31/13		0.11	118,000,000	118,637,276
9/30/13		0.06	100,000,000	101,010,945
9/30/13		0.07	25,000,000	25,004,858
11/30/13		0.14	25,000,000	25,230,866
1/15/14		0.17	25,000,000	25,130,646
Total U.S. Treasury Notes
(cost $347,033,186)				347,033,186

Total Investments (cost $2,214,892,917)			99.9%	2,214,892,917

Cash and Receivables (Net)			.1%	1,787,115

Net Assets			100.0%	2,216,680,032

Portfolio Summary (Unaudited)†

	Value (%)			Value (%)
U.S. Treasury Bills	84.3	U.S. Treasury Notes		15.6
				99.9

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	2,214,892,917	2,214,892,917
Interest receivable		2,068,577
Prepaid expenses		121,732
		2,217,083,226
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		111,775
Cash overdraft due to Custodian		232,380
Accrued expenses		59,039
		403,194
Net Assets ($)		2,216,680,032
Composition of Net Assets ($):
Paid-in capital		2,216,661,885
Accumulated net realized gain (loss) on investments		18,147
Net Assets ($)		2,216,680,032

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	70,196,996	2,146,483,036
Shares Outstanding	70,195,495	2,146,466,390
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2013 (Unaudited)

Investment Income ($):
Interest Income	1,064,343
Expenses:
Management fee—Note 2(a)	6,207,869
Shareholder servicing costs—Note 1 and Note 2(c)	3,547,865
Distribution, service and prospectus fees—Note 2(b)	2,522,295
Registration fees	77,505
Directors’ fees and expenses—Note 2(d)	67,001
Custodian fees—Note 2(c)	61,092
Professional fees	37,351
Shareholders’ reports	29,870
Miscellaneous	22,229
Total Expenses	12,573,077
Less—reduction in expenses due to undertaking—Note 2(a)	(11,474,674)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(34,029)
Less—reduction in fees due to earnings credits—Note 2(c)	(389)
Net Expenses	1,063,985
Investment Income—Net	358
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,792
Net Increase in Net Assets Resulting from Operations	2,150

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2013	Year Ended
	(Unaudited)	November 30, 2012
Operations ($):
Investment income—net	358	889
Net realized gain (loss) on investments	1,792	16,788
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,150	17,677
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(35)	(95)
Class B Shares	(323)	(794)
Total Dividends	(358)	(889)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	87,583,396	414,229,773
Class B Shares	2,621,100,102	5,449,310,442
Dividends reinvested:
Class A Shares	35	95
Class B Shares	323	791
Cost of shares redeemed:
Class A Shares	(339,333,027)	(352,936,071)
Class B Shares	(2,942,480,821)	(5,386,589,845)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(573,129,992)	124,015,185
Total Increase (Decrease) in Net Assets	(573,128,200)	124,031,973
Net Assets ($):
Beginning of Period	2,789,808,232	2,665,776,259
End of Period	2,216,680,032	2,789,808,232

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2013				Year Ended November 30,
Class A Shares	(Unaudited)		2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.013
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a] (.000)[a]				(.000)[a]		(.000)[a]		(.013)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	1.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[c]	.73		.77		.75		.78		.79
Ratio of net expenses
to average net assets	.09	[c]	.07		.07		.14		.36		.77
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.55
Net Assets, end of period
($ x 1,000)	70,197 321,947				260,651		48,945		52,156		78,293

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2013				Year Ended November 30,
Class B Shares	(Unaudited)		2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.010
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.010)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	1.05
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.03	[c]	1.03		1.03		1.04		1.05		1.07
Ratio of net expenses
to average net assets	.09	[c]	.07		.07		.14		.33		.96
Ratio of net investment
income to average
net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.52
Net Assets, end of period
($ x 1,000)	2,146,483		2,467,862 2,405,125 1,322,034 1,552,954 2,151,350

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Treasury Prime Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 9 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (1 billion shares authorized) and Class B (8 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2013, sub-accounting service fees amounted to $580,683 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

14

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	2,214,892,917
Level 3—Significant Unobservable Inputs	—
Total	2,214,892,917
† See Statement of Investments for additional detailed categorizations.

At May 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as

16

income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2012 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding of taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2013, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $519,378 for Class A and $10,955,296 for Class B shares during the period ended May 31, 2013.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Service Plan with respect to Class A (the “Service Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Service Plan, such aggregate amount not to exceed in any full fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2013, Class A shares were charged $162,519 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2013, Class B shares were charged $2,359,776 pursuant to the Distribution Plan.

18

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Manager had undertaken from December 1, 2012 through May 31, 2013, to reduce the expenses of Class A shares, if the aggregate expenses of Class A shares (excluding of taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceeded an annual rate of .80% of the value of the average daily net assets of Class A shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2013, Class A shares were charged $4,615 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2012 through May 31, 2013, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding of taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2013, Class B shares were charged $2,903,412 pursuant to the Class B Shareholder Services Plan, of which $34,029 was reimbursed by the Manager.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2013, the fund was charged $51,549 for transfer agency services and $1,763 for cash management services. Cash management fees were partially offset by earnings credits of $295. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2013, the fund was charged $61,092 pursuant to the custody agreement.These fees were partially offset by earnings credits of $91.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended May 31, 2013, the fund was charged $1,144 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3.

20

During the period ended May 31, 2013, the fund was charged $4,558 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $943,103, Distribution Plan fees $377,247, Shareholder Services Plan fees $549,924, custodian fees $29,967, Chief Compliance Officer fees $3,830 and transfer agency fees $18,090, which are offset against an expense reimbursement currently in effect in the amount of $1,810,386.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	July 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)